Investment Risks - LifeX Durable Income ETF	Dec. 31, 2025
Distribution and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Distribution and Interest Rate Risk. The Fund’s per-share distribution rate will be recalibrated every five years beginning in January 2030. While the Fund’s investment strategy is expected to significantly reduce the variability of the periodic recalibration, there is nonetheless a risk that the Fund may ultimately recalibrate its distribution rate to be higher or lower than expected as a result of fluctuations in market interest rates. For instance, the recalibrated distribution rate may be lower than currently estimated if interest rates decrease prior to a recalibration date. On the other hand, if market interest rates increase following a recalibration date, the value of the Fund’s distributions, as well as the market value of the Fund’s shares, will decrease. Similarly, if inflation is higher than expected, shareholders face the risk that the value of the Fund’s distributions will decrease relative to the cost of relevant goods and services.
U.S. Government Bonds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Bonds Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. There can be no assurance that U.S. Government Bonds will avoid default in the future.
ETF Structure Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Structure Risks. The Fund is structured as an ETF and is subject to risks related to exchange trading, including: ●The Fund’s shares are listed for trading on Cboe BZX Exchange, Inc. (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s net asset value (“NAV”), there may be times when the market price reflects a significant premium or discount to NAV. ●Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market may not be maintained. ●Shares of the Fund are created and redeemed by a limited number of authorized participants (“Authorized Participants”). Fund shares may trade at a greater premium or discount to NAV in the event that the Authorized Participants fail to fulfill creation or redemption orders on behalf of the Fund.
Limited Operating History Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Limited Operating History Risk. The Fund is a series of an open-end management investment company and has a limited history of operations. As a result, prospective investors have a limited track record or history on which to base their investment decision.
Management and Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management and Operational Risk. The Fund is subject to management risk because it relies on the Adviser’s ability to achieve its investment objective. The Fund runs the risk that the Adviser’s management techniques will fail to produce desired results and cause the Fund to incur significant losses. The Adviser may select investments that do not perform as anticipated by the Adviser. In making decisions for the Fund, the Adviser uses quantitative models to select U.S. Government Bonds and other securities in which the Fund invests, as well as in connection with the periodic recalibration of the Fund’s monthly distributions. Any imperfections, errors or limitations in quantitative analyses and models used by the Adviser as part of the investment process could affect the Fund’s performance. The Adviser has not provided and will not provide any guarantee or assurance to the Fund that these quantitative analyses or models will accurately reflect the Fund’s performance. The Fund is also subject to the risk of loss as a result of other services provided by the Adviser and other service providers, including the pricing, administrative, accounting, tax, legal, custody, transfer agency and other services provided by other service providers. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and cyber-attacks, disruptions and failures affecting, or by, a service provider.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investor may lose money by investing in the Fund.